Offsetting of Derivative Liabilities and of Securities Sold Under Agreements to Repurchase Within Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Other liabilities	$ 2,338.4	$ 1,961.7